Commitments - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Comgas [member]
Disclosure of contingent liabilities [line items]
Financial commitment estimated present value	R$ 5,300,000
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of contingent liabilities [line items]
Lease expenses	R$ 2,847	R$ 5,201